UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

March 31, 2018

MFS® Blended Research®

Core Equity Fund

UNE-SEM

MFS® Blended Research® Core Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.9%
Facebook, Inc., “A”	2.8%
Microsoft Corp.	2.7%
Johnson & Johnson	2.7%
Intel Corp.	2.4%
Cisco Systems, Inc.	2.2%
Citigroup, Inc.	2.1%
Amazon.com, Inc.	2.1%
Boeing Co.	2.0%
Bank of America Corp.	2.0%

Equity sectors
Technology	20.1%
Financial Services	16.3%
Health Care	13.3%
Industrial Goods & Services	8.3%
Consumer Staples	6.7%
Retailing	6.6%
Leisure	6.3%
Utilities & Communications	5.8%
Energy	5.5%
Special Products & Services	4.2%
Transportation	2.8%
Basic Materials	2.0%
Autos & Housing	1.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2017 through March 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2017 through March 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/17	Ending Account Value 3/31/18	Expenses Paid During Period (p) 10/01/17-3/31/18
A	Actual	0.74%	$1,000.00	$1,046.51	$3.78
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
B	Actual	1.49%	$1,000.00	$1,042.72	$7.59
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
C	Actual	1.49%	$1,000.00	$1,042.98	$7.59
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
I	Actual	0.49%	$1,000.00	$1,047.97	$2.50
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R1	Actual	1.49%	$1,000.00	$1,042.79	$7.59
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
R2	Actual	0.99%	$1,000.00	$1,045.62	$5.05
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
R3	Actual	0.74%	$1,000.00	$1,046.62	$3.78
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R4	Actual	0.49%	$1,000.00	$1,047.85	$2.50
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R6	Actual	0.39%	$1,000.00	$1,048.55	$1.99
	Hypothetical (h)	0.39%	$1,000.00	$1,022.99	$1.97

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)
Aerospace - 5.2%
Boeing Co.	94,689	$31,046,629
Honeywell International, Inc.	153,961	22,248,904
Textron, Inc.	130,583	7,700,480
United Technologies Corp.	142,926	17,982,949

		$78,978,962
Airlines - 0.7%
Delta Air Lines, Inc.	195,009	$10,688,443

Alcoholic Beverages - 0.1%
Molson Coors Brewing Co.	21,282	$1,603,173

Automotive - 0.5%
General Motors Co.	201,403	$7,318,985

Biotechnology - 2.3%
Biogen, Inc. (a)	81,395	$22,287,579
Celgene Corp. (a)	151,504	13,515,672

		$35,803,251
Business Services - 3.8%
DXC Technology Co.	244,091	$24,538,468
FleetCor Technologies, Inc. (a)	102,729	20,802,623
Global Payments, Inc.	111,868	12,475,519

		$57,816,610
Cable TV - 1.9%
Comcast Corp., “A”	849,410	$29,024,340

Chemicals - 1.2%
CF Industries Holdings, Inc.	482,392	$18,200,650

Computer Software - 4.0%
Microsoft Corp.	444,817	$40,598,448
Oracle Corp.	430,722	19,705,531

		$60,303,979

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 4.2%
Apple, Inc.	259,948	$43,614,076
Hewlett Packard Enterprise	841,758	14,764,435
International Business Machines Corp.	34,638	5,314,508

		$63,693,019
Construction - 0.9%
Owens Corning	163,503	$13,145,641

Consumer Services - 0.3%
Bookings Holdings, Inc. (a)	2,521	$5,244,663

Containers - 0.3%
Sealed Air Corp.	98,907	$4,232,231

Electronics - 3.3%
Broadcom Corp.	57,652	$13,585,694
Intel Corp.	701,320	36,524,746

		$50,110,440
Energy - Independent - 3.9%
EOG Resources, Inc.	203,456	$21,417,813
Phillips 66	257,235	24,673,981
Valero Energy Corp.	141,006	13,081,127

		$59,172,921
Energy - Integrated - 0.6%
Exxon Mobil Corp.	114,985	$8,579,031

Food & Beverages - 4.4%
Archer Daniels Midland Co.	397,120	$17,223,094
PepsiCo, Inc.	236,922	25,860,036
Tyson Foods, Inc., “A”	319,545	23,387,499

		$66,470,629
Gaming & Lodging - 1.8%
Marriott International, Inc., “A”	75,692	$10,292,598
Royal Caribbean Cruises Ltd.	139,278	16,398,592

		$26,691,190
General Merchandise - 0.4%
Kohl’s Corp.	94,536	$6,193,053

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 1.8%
Cigna Corp.	48,496	$8,134,719
Humana Inc.	69,493	18,681,803

		$26,816,522
Insurance - 5.8%
Allstate Corp.	175,544	$16,641,571
Berkshire Hathaway, Inc., “B” (a)	47,985	9,572,048
Chubb Ltd.	47,747	6,530,357
Hartford Financial Services Group, Inc.	251,493	12,956,919
MetLife, Inc.	491,157	22,539,195
Prudential Financial, Inc.	195,749	20,269,809

		$88,509,899
Internet - 6.5%
Alphabet, Inc., “A” (a)	26,663	$27,653,264
Alphabet, Inc., “C” (a)	27,658	28,537,248
Facebook, Inc., “A” (a)	269,065	42,993,896

		$99,184,408
Leisure & Toys - 2.3%
Electronic Arts, Inc. (a)	140,684	$17,056,528
Take-Two Interactive Software, Inc. (a)	181,821	17,778,458

		$34,834,986
Machinery & Tools - 3.0%
Allison Transmission Holdings, Inc.	98,041	$3,829,481
Eaton Corp. PLC	284,801	22,758,448
Ingersoll-Rand Co. Ltd., “A”	65,896	5,634,767
United Rentals, Inc. (a)	82,383	14,230,016

		$46,452,712
Major Banks - 4.7%
Bank of America Corp.	1,007,839	$30,225,092
JPMorgan Chase & Co.	102,506	11,272,585
Wells Fargo & Co.	564,039	29,561,284

		$71,058,961
Medical & Health Technology & Services - 1.8%
Express Scripts Holding Co. (a)	91,244	$6,303,135
McKesson Corp.	150,156	21,152,476

		$27,455,611

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 1.8%
Medtronic PLC	322,928	$25,905,284
Zimmer Biomet Holdings, Inc.	18,443	2,011,025

		$27,916,309
Network & Telecom - 2.2%
Cisco Systems, Inc.	765,480	$32,831,437

Oil Services - 1.0%
Schlumberger Ltd.	241,997	$15,676,566

Other Banks & Diversified Financials - 4.7%
Citigroup, Inc.	467,902	$31,583,385
Discover Financial Services	322,332	23,185,341
Synchrony Financial	478,303	16,037,499

		$70,806,225
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	120,321	$7,610,303
Eli Lilly & Co.	317,212	24,542,693
Johnson & Johnson	316,171	40,517,314
Pfizer, Inc.	311,288	11,047,611

		$83,717,921
Railroad & Shipping - 2.1%
Kansas City Southern Co.	44,349	$4,871,738
Union Pacific Corp.	203,738	27,388,499

		$32,260,237
Real Estate - 1.1%
Annaly Mortgage Management, Inc., REIT	1,156,548	$12,062,795
Store Capital Corp., REIT	195,546	4,853,452

		$16,916,247
Restaurants - 0.4%
Aramark	143,972	$5,695,532

Specialty Chemicals - 0.5%
Univar, Inc. (a)	303,027	$8,408,999

Specialty Stores - 6.2%
Amazon.com, Inc. (a)	21,814	$31,572,275
Best Buy Co., Inc.	323,859	22,666,891
Costco Wholesale Corp.	104,148	19,624,608
Home Depot, Inc.	39,489	7,038,519

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Ross Stores, Inc.	172,391	$13,443,050

		$94,345,343
Telecommunications - Wireless - 2.2%
SBA Communications Corp., REIT (a)	133,860	$22,879,351
T-Mobile U.S., Inc. (a)	185,281	11,309,553

		$34,188,904
Tobacco - 2.2%
Altria Group, Inc.	168,031	$10,471,692
Philip Morris International, Inc.	229,381	22,800,471

		$33,272,163
Utilities - Electric Power - 3.6%
AES Corp.	506,147	$5,754,891
Exelon Corp.	574,692	22,418,735
NextEra Energy, Inc.	142,461	23,268,155
PPL Corp.	103,713	2,934,041

		$54,375,822
Total Common Stocks (Identified Cost, $1,249,914,795)		$1,507,996,015

Investment Companies (h) - 0.6%
Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 1.71% (v) (Identified Cost, $9,641,947)	9,643,874	$9,642,910

Other Assets, Less Liabilities - 0.2%		3,455,265
Net Assets - 100.0%		$1,521,094,190

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $9,642,910 and $1,507,996,015, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,249,914,795)	$1,507,996,015
Investments in affiliated issuers, at value (identified cost, $9,641,947)	9,642,910
Cash	537,061
Receivables for
Fund shares sold	3,521,562
Dividends	1,742,407
Receivable from investment adviser	3,165
Other assets	5,227
Total assets	$1,523,448,347
Liabilities
Payables for
Fund shares reacquired	$1,509,219
Payable to affiliates
Shareholder servicing costs	670,475
Distribution and service fees	26,301
Payable for independent Trustees’ compensation	2,974
Accrued expenses and other liabilities	145,188
Total liabilities	$2,354,157
Net assets	$1,521,094,190
Net assets consist of
Paid-in capital	$1,210,478,406
Unrealized appreciation (depreciation)	258,082,183
Accumulated net realized gain (loss)	48,072,432
Undistributed net investment income	4,461,169
Net assets	$1,521,094,190
Shares of beneficial interest outstanding	56,314,571

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$313,171,736	11,622,650	$26.94
Class B	20,828,244	799,751	26.04
Class C	71,613,816	2,790,106	25.67
Class I	638,609,506	23,383,709	27.31
Class R1	12,786,529	496,025	25.78
Class R2	69,628,403	2,690,207	25.88
Class R3	137,666,891	5,126,390	26.85
Class R4	42,940,774	1,586,672	27.06
Class R6	213,848,291	7,819,061	27.35

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $28.58 [100 / 94.25 x $26.94]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$14,170,796
Dividends from affiliated issuers	81,472
Total investment income	$14,252,268
Expenses
Management fee	$3,041,332
Distribution and service fees	1,296,828
Shareholder servicing costs	777,372
Administrative services fee	120,403
Independent Trustees’ compensation	13,026
Custodian fee	35,651
Shareholder communications	30,902
Audit and tax fees	27,230
Legal fees	7,331
Miscellaneous	145,913
Total expenses	$5,495,988
Reduction of expenses by investment adviser and distributor	(498,333)
Net expenses	$4,997,655
Net investment income (loss)	$9,254,613
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$62,310,588
Affiliated issuers	(1,883)
Net realized gain (loss)	$62,308,705
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$1,038,674
Affiliated issuers	927
Net unrealized gain (loss)	$1,039,601
Net realized and unrealized gain (loss)	$63,348,306
Change in net assets from operations	$72,602,919

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/18 (unaudited)	Year ended 9/30/17
From operations
Net investment income (loss)	$9,254,613	$15,206,664
Net realized gain (loss)	62,308,705	39,772,477
Net unrealized gain (loss)	1,039,601	134,820,011
Change in net assets from operations	$72,602,919	$189,799,152
Distributions declared to shareholders
From net investment income	$(20,000,002)	$(11,975,927)
From net realized gain	(32,016,330)	—
Total distributions declared to shareholders	$(52,016,332)	$(11,975,927)
Change in net assets from fund share transactions	$65,043,218	$114,357,754
Total change in net assets	$85,629,805	$292,180,979
Net assets
At beginning of period	1,435,464,385	1,143,283,406
At end of period (including undistributed net investment income of $4,461,169 and $15,206,558, respectively)	$1,521,094,190	$1,435,464,385

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/18		Year ended
Class A			9/30/17	9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$26.59		$23.16	$21.36	$22.59	$18.95	$16.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.27	$0.27	$0.27	$0.24	$0.28
Net realized and unrealized gain (loss)	1.10		3.39	2.24	(0.52)	3.71	2.74
Total from investment operations	$1.25		$3.66	$2.51	$(0.25)	$3.95	$3.02
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.23)	$(0.16)	$(0.20)	$(0.26)	$(0.18)
From net realized gain	(0.57)		—	(0.55)	(0.78)	(0.05)	—
Total distributions declared to shareholders	$(0.90)		$(0.23)	$(0.71)	$(0.98)	$(0.31)	$(0.18)
Net asset value, end of period (x)	$26.94		$26.59	$23.16	$21.36	$22.59	$18.95
Total return (%) (r)(s)(t)(x)	4.65	(n)	15.92	11.92	(1.28)	21.00	18.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.84	0.91	1.09	1.11	1.16
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.75	0.85	0.86
Net investment income (loss)	1.10	(a)	1.11	1.23	1.20	1.14	1.62
Portfolio turnover	30	(n)	62	43	49	42	54
Net assets at end of period (000 omitted)	$313,172		$271,188	$288,782	$206,403	$107,651	$64,739

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class B			9/30/17	9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$25.62		$22.34	$20.70	$21.97	$18.46	$15.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.09	$0.10	$0.10	$0.08	$0.15
Net realized and unrealized gain (loss)	1.07		3.26	2.17	(0.51)	3.63	2.67
Total from investment operations	$1.11		$3.35	$2.27	$(0.41)	$3.71	$2.82
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.07)	$(0.08)	$(0.08)	$(0.15)	$(0.08)
From net realized gain	(0.57)		—	(0.55)	(0.78)	(0.05)	—
Total distributions declared to shareholders	$(0.69)		$(0.07)	$(0.63)	$(0.86)	$(0.20)	$(0.08)
Net asset value, end of period (x)	$26.04		$25.62	$22.34	$20.70	$21.97	$18.46
Total return (%) (r)(s)(t)(x)	4.27	(n)	15.05	11.09	(2.04)	20.16	18.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.59	1.66	1.84	1.86	1.91
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.51	1.60	1.61
Net investment income (loss)	0.33	(a)	0.36	0.48	0.45	0.39	0.86
Portfolio turnover	30	(n)	62	43	49	42	54
Net assets at end of period (000 omitted)	$20,828		$21,193	$20,585	$15,004	$7,619	$4,149

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class C			9/30/17	9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$25.26		$22.03	$20.43	$21.72	$18.27	$15.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.09	$0.10	$0.10	$0.08	$0.14
Net realized and unrealized gain (loss)	1.06		3.21	2.14	(0.50)	3.59	2.64
Total from investment operations	$1.10		$3.30	$2.24	$(0.40)	$3.67	$2.78
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.07)	$(0.09)	$(0.11)	$(0.17)	$(0.09)
From net realized gain	(0.57)		—	(0.55)	(0.78)	(0.05)	—
Total distributions declared to shareholders	$(0.69)		$(0.07)	$(0.64)	$(0.89)	$(0.22)	$(0.09)
Net asset value, end of period (x)	$25.67		$25.26	$22.03	$20.43	$21.72	$18.27
Total return (%) (r)(s)(t)(x)	4.30	(n)	15.03	11.10	(2.05)	20.16	17.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.59	1.66	1.85	1.86	1.91
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.50	1.60	1.61
Net investment income (loss)	0.33	(a)	0.36	0.48	0.45	0.38	0.81
Portfolio turnover	30	(n)	62	43	49	42	54
Net assets at end of period (000 omitted)	$71,614		$74,489	$79,309	$58,221	$18,597	$8,443

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class I			9/30/17	9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$26.96		$23.48	$21.61	$22.84	$19.14	$16.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.34	$0.33	$0.33	$0.30	$0.32
Net realized and unrealized gain (loss)	1.12		3.43	2.28	(0.53)	3.75	2.76
Total from investment operations	$1.31		$3.77	$2.61	$(0.20)	$4.05	$3.08
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.29)	$(0.19)	$(0.25)	$(0.30)	$(0.21)
From net realized gain	(0.57)		—	(0.55)	(0.78)	(0.05)	—
Total distributions declared to shareholders	$(0.96)		$(0.29)	$(0.74)	$(1.03)	$(0.35)	$(0.21)
Net asset value, end of period (x)	$27.31		$26.96	$23.48	$21.61	$22.84	$19.14
Total return (%) (r)(s)(t)(x)	4.80	(n)	16.17	12.26	(1.06)	21.36	19.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.59	0.66	0.84	0.86	0.91
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.51	0.60	0.61
Net investment income (loss)	1.33	(a)	1.34	1.48	1.44	1.40	1.79
Portfolio turnover	30	(n)	62	43	49	42	54
Net assets at end of period (000 omitted)	$638,610		$640,745	$366,304	$248,445	$150,846	$83,157

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R1			9/30/17	9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$25.38		$22.13	$20.62	$21.83	$18.34	$15.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.09	$0.10	$0.10	$0.10	$0.12
Net realized and unrealized gain (loss)	1.06		3.23	2.16	(0.50)	3.58	2.68
Total from investment operations	$1.10		$3.32	$2.26	$(0.40)	$3.68	$2.80
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.07)	$(0.20)	$(0.03)	$(0.14)	$(0.07)
From net realized gain	(0.57)		—	(0.55)	(0.78)	(0.05)	—
Total distributions declared to shareholders	$(0.70)		$(0.07)	$(0.75)	$(0.81)	$(0.19)	$(0.07)
Net asset value, end of period (x)	$25.78		$25.38	$22.13	$20.62	$21.83	$18.34
Total return (%) (r)(s)(t)(x)	4.28	(n)	15.04	11.12	(2.02)	20.14	18.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.59	1.66	1.83	1.84	1.91
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.51	1.60	1.61
Net investment income (loss)	0.32	(a)	0.36	0.45	0.46	0.48	0.67
Portfolio turnover	30	(n)	62	43	49	42	54
Net assets at end of period (000 omitted)	$12,787		$14,665	$13,775	$479	$263	$662

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R2			9/30/17	9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$25.58		$22.31	$20.63	$21.87	$18.36	$15.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.20	$0.21	$0.21	$0.19	$0.22
Net realized and unrealized gain (loss)	1.07		3.25	2.16	(0.50)	3.59	2.66
Total from investment operations	$1.18		$3.45	$2.37	$(0.29)	$3.78	$2.88
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.18)	$(0.14)	$(0.17)	$(0.22)	$(0.16)
From net realized gain	(0.57)		—	(0.55)	(0.78)	(0.05)	—
Total distributions declared to shareholders	$(0.88)		$(0.18)	$(0.69)	$(0.95)	$(0.27)	$(0.16)
Net asset value, end of period (x)	$25.88		$25.58	$22.31	$20.63	$21.87	$18.36
Total return (%) (r)(s)(t)(x)	4.56	(n)	15.56	11.66	(1.53)	20.74	18.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.09	1.16	1.34	1.36	1.41
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	1.01	1.10	1.11
Net investment income (loss)	0.85	(a)	0.86	0.98	0.95	0.90	1.27
Portfolio turnover	30	(n)	62	43	49	42	54
Net assets at end of period (000 omitted)	$69,628		$41,539	$37,580	$23,372	$11,586	$7,030

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R3			9/30/17	9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$26.49		$23.08	$21.27	$22.51	$18.88	$16.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.27	$0.27	$0.28	$0.24	$0.27
Net realized and unrealized gain (loss)	1.10		3.37	2.24	(0.54)	3.70	2.73
Total from investment operations	$1.25		$3.64	$2.51	$(0.26)	$3.94	$3.00
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.23)	$(0.15)	$(0.20)	$(0.26)	$(0.18)
From net realized gain	(0.57)		—	(0.55)	(0.78)	(0.05)	—
Total distributions declared to shareholders	$(0.89)		$(0.23)	$(0.70)	$(0.98)	$(0.31)	$(0.18)
Net asset value, end of period (x)	$26.85		$26.49	$23.08	$21.27	$22.51	$18.88
Total return (%) (r)(s)(t)(x)	4.66	(n)	15.89	11.96	(1.33)	21.02	18.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.84	0.91	1.08	1.11	1.16
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.76	0.85	0.86
Net investment income (loss)	1.12	(a)	1.11	1.24	1.21	1.15	1.57
Portfolio turnover	30	(n)	62	43	49	42	54
Net assets at end of period (000 omitted)	$137,667		$110,105	$99,753	$85,800	$66,846	$49,967

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R4			9/30/17	9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$26.72		$23.27	$21.43	$22.65	$18.98	$16.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.34	$0.33	$0.33	$0.30	$0.33
Net realized and unrealized gain (loss)	1.12		3.40	2.24	(0.52)	3.72	2.73
Total from investment operations	$1.30		$3.74	$2.57	$(0.19)	$4.02	$3.06
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.29)	$(0.18)	$(0.25)	$(0.30)	$(0.21)
From net realized gain	(0.57)		—	(0.55)	(0.78)	(0.05)	—
Total distributions declared to shareholders	$(0.96)		$(0.29)	$(0.73)	$(1.03)	$(0.35)	$(0.21)
Net asset value, end of period (x)	$27.06		$26.72	$23.27	$21.43	$22.65	$18.98
Total return (%) (r)(s)(t)(x)	4.79	(n)	16.20	12.20	(1.03)	21.35	19.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.59	0.67	0.83	0.86	0.90
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.51	0.60	0.62
Net investment income (loss)	1.33	(a)	1.36	1.48	1.45	1.40	1.89
Portfolio turnover	30	(n)	62	43	49	42	54
Net assets at end of period (000 omitted)	$42,941		$43,741	$43,757	$36,774	$34,241	$21,751

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R6			9/30/17	9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$27.01		$23.52	$21.64	$22.86	$19.16	$16.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.37	$0.34	$0.36	$0.32	$0.30
Net realized and unrealized gain (loss)	1.13		3.43	2.30	(0.53)	3.75	2.80
Total from investment operations	$1.33		$3.80	$2.64	$(0.17)	$4.07	$3.10
Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.31)	$(0.21)	$(0.27)	$(0.32)	$(0.21)
From net realized gain	(0.57)		—	(0.55)	(0.78)	(0.05)	—
Total distributions declared to shareholders	$(0.99)		$(0.31)	$(0.76)	$(1.05)	$(0.37)	$(0.21)
Net asset value, end of period (x)	$27.35		$27.01	$23.52	$21.64	$22.86	$19.16
Total return (%) (r)(s)(t)(x)	4.85	(n)	16.31	12.38	(0.93)	21.44	19.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.47	0.53	0.72	0.74	0.78
Expenses after expense reductions (f)	0.39	(a)	0.37	0.37	0.39	0.48	0.48
Net investment income (loss)	1.44	(a)	1.48	1.52	1.56	1.48	1.61
Portfolio turnover	30	(n)	62	43	49	42	54
Net assets at end of period (000 omitted)	$213,848		$217,799	$193,437	$70,389	$38,128	$8,922

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

23

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

24

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,507,996,015	$—	$—	$1,507,996,015
Mutual Funds	9,642,910	—	—	9,642,910
Total	$1,517,638,925	$—	$—	$1,517,638,925

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

25

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/17
Ordinary income (including any short-term capital gains)	$11,975,927

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/18
Cost of investments	$1,263,997,846
Gross appreciation	276,676,817
Gross depreciation	(23,035,738)
Net unrealized appreciation (depreciation)	$253,641,079

As of 9/30/17
Undistributed ordinary income	15,206,558
Undistributed long-term capital gain	22,221,161
Net unrealized appreciation (depreciation)	252,601,478

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will

26

Notes to Financial Statements (unaudited) – continued

convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 3/31/18	Year ended 9/30/17	Six months ended 3/31/18	Year ended 9/30/17
Class A	$4,117,922	$2,867,104	$6,966,425	$—
Class B	97,846	67,061	458,657	—
Class C	349,449	256,593	1,626,605	—
Class I	9,168,314	4,341,100	13,274,285	—
Class R1	74,043	43,132	317,043	—
Class R2	867,518	282,411	1,559,477	—
Class R3	1,376,713	1,047,571	2,415,970	—
Class R4	613,666	551,561	898,676	—
Class R6	3,334,531	2,519,394	4,499,192	—
Total	$20,000,002	$11,975,927	$32,016,330	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2018, this management fee reduction amounted to $67,885, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2019. For the six months ended March 31, 2018, this reduction amounted to $427,364, which is included in the reduction of total expenses in the Statement of Operations.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $29,608 for the six months ended March 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$408,335
Class B	0.75%	0.25%	1.00%	1.00%	108,433
Class C	0.75%	0.25%	1.00%	1.00%	378,717
Class R1	0.75%	0.25%	1.00%	1.00%	71,624
Class R2	0.25%	0.25%	0.50%	0.50%	173,068
Class R3	—	0.25%	0.25%	0.25%	156,651
Total Distribution and Service Fees					$1,296,828

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2018, this rebate amounted to $3,027, $5, and $52 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2018, were as follows:

Amount
Class A	$2,332
Class B	13,363
Class C	1,047

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

28

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2018, the fee was $42,753, which equated to 0.0055% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $734,619.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2018, the fee paid by the fund under this agreement was $1,258 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS redeemed 8,411 shares of Class I for an aggregate amount of $213,629.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2018, the fund engaged in purchase transactions pursuant to this policy, which amounted to $888,543.

29

Notes to Financial Statements (unaudited) – continued

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended March 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $482,133,555 and $457,471,534, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/18		Year ended 9/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,167,920	$86,297,388	2,488,462	$61,063,627
Class B	27,500	727,845	96,520	2,267,377
Class C	139,349	3,652,237	443,945	10,349,016
Class I	2,181,756	61,172,791	16,650,693	417,410,012
Class R1	48,138	1,274,542	172,759	4,093,631
Class R2	1,515,162	39,676,362	610,830	14,593,269
Class R3	1,564,592	43,620,395	1,351,383	32,750,700
Class R4	88,971	2,472,239	399,135	9,826,911
Class R6	754,819	21,060,452	2,013,347	50,959,255
	9,488,207	$259,954,251	24,227,074	$603,313,798

Shares issued to shareholders in reinvestment of distributions
Class A	276,200	$7,556,836	104,892	$2,514,258
Class B	20,272	537,421	2,759	64,121
Class C	65,155	1,701,852	9,411	215,597
Class I	757,484	20,989,883	152,979	3,711,270
Class R1	14,904	391,086	1,874	43,132
Class R2	90,009	2,367,245	11,872	274,483
Class R3	139,079	3,792,683	43,850	1,047,571
Class R4	55,074	1,512,342	22,943	551,561
Class R6	273,498	7,589,564	99,964	2,427,136
	1,691,675	$46,438,912	450,544	$10,849,129

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/18		Year ended 9/30/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,021,357)	$(56,563,241)	(4,860,192)	$(119,377,984)
Class B	(75,270)	(2,006,312)	(193,275)	(4,647,856)
Class C	(363,418)	(9,559,140)	(1,104,110)	(25,896,409)
Class I	(3,325,612)	(93,606,600)	(8,636,724)	(216,454,542)
Class R1	(144,932)	(3,872,186)	(219,186)	(5,191,521)
Class R2	(538,630)	(14,345,959)	(683,791)	(16,209,654)
Class R3	(733,858)	(20,343,654)	(1,560,681)	(38,523,760)
Class R4	(194,606)	(5,395,449)	(665,088)	(16,386,295)
Class R6	(1,273,953)	(35,657,404)	(2,274,359)	(57,117,152)
	(8,671,636)	$(241,349,945)	(20,197,406)	$(499,805,173)

Net change
Class A	1,422,763	$37,290,983	(2,266,838)	$(55,800,099)
Class B	(27,498)	(741,046)	(93,996)	(2,316,358)
Class C	(158,914)	(4,205,051)	(650,754)	(15,331,796)
Class I	(386,372)	(11,443,926)	8,166,948	204,666,740
Class R1	(81,890)	(2,206,558)	(44,553)	(1,054,758)
Class R2	1,066,541	27,697,648	(61,089)	(1,341,902)
Class R3	969,813	27,069,424	(165,448)	(4,725,489)
Class R4	(50,561)	(1,410,868)	(243,010)	(6,007,823)
Class R6	(245,636)	(7,007,388)	(161,048)	(3,730,761)
	2,508,246	$65,043,218	4,480,212	$114,357,754

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were the owners of record of approximately 1% and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other

31

Notes to Financial Statements (unaudited) – continued

funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2018, the fund’s commitment fee and interest expense were $4,536 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		16,195,027	191,424,434	(197,975,587)	9,643,874

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,883)	$927	$—	$81,472	$9,642,910

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

33

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

March 31, 2018

MFS® Mid Cap Value Fund

MDV-SEM

MFS® Mid Cap Value Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Hartford Financial Services Group, Inc.	1.3%
KeyCorp	1.3%
NASDAQ, Inc.	1.3%
SunTrust Banks, Inc.	1.2%
Huntington Bancshares, Inc.	1.2%
L3 Technologies, Inc.	1.2%
Comerica, Inc.	1.2%
Stanley Black & Decker, Inc.	1.2%
Fifth Third Bancorp	1.2%
Pinnacle Foods, Inc.	1.1%

Equity sectors
Financial Services	27.8%
Industrial Goods & Services	9.0%
Utilities & Communications	8.9%
Energy	6.9%
Basic Materials	6.8%
Technology	6.7%
Health Care	6.4%
Consumer Staples	6.2%
Autos & Housing	5.1%
Retailing	4.4%
Special Products & Services	3.9%
Leisure	3.3%
Transportation	2.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2017 through March 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2017 through March 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/17	Ending Account Value 3/31/18	Expenses Paid During Period (p) 10/01/17-3/31/18
A	Actual	1.07%	$1,000.00	$1,024.37	$5.40
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
B	Actual	1.82%	$1,000.00	$1,020.89	$9.17
	Hypothetical (h)	1.82%	$1,000.00	$1,015.86	$9.15
C	Actual	1.82%	$1,000.00	$1,020.50	$9.17
	Hypothetical (h)	1.82%	$1,000.00	$1,015.86	$9.15
I	Actual	0.82%	$1,000.00	$1,025.48	$4.14
	Hypothetical (h)	0.82%	$1,000.00	$1,020.84	$4.13
R1	Actual	1.82%	$1,000.00	$1,020.82	$9.17
	Hypothetical (h)	1.82%	$1,000.00	$1,015.86	$9.15
R2	Actual	1.32%	$1,000.00	$1,023.07	$6.66
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
R3	Actual	1.07%	$1,000.00	$1,024.10	$5.40
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
R4	Actual	0.82%	$1,000.00	$1,025.88	$4.14
	Hypothetical (h)	0.82%	$1,000.00	$1,020.84	$4.13
R6	Actual	0.68%	$1,000.00	$1,026.50	$3.44
	Hypothetical (h)	0.68%	$1,000.00	$1,021.54	$3.43
529A	Actual	1.11%	$1,000.00	$1,024.29	$5.60
	Hypothetical (h)	1.11%	$1,000.00	$1,019.40	$5.59
529B	Actual	1.87%	$1,000.00	$1,020.08	$9.42
	Hypothetical (h)	1.87%	$1,000.00	$1,015.61	$9.40
529C	Actual	1.87%	$1,000.00	$1,020.49	$9.42
	Hypothetical (h)	1.87%	$1,000.00	$1,015.61	$9.40

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.8%
Issuer	Shares/Par	Value ($)
Aerospace - 2.8%
Harris Corp.	392,783	$63,348,042
L3 Technologies, Inc.	419,810	87,320,480
Leidos Holdings, Inc.	770,281	50,376,378

		$201,044,900
Airlines - 1.3%
Alaska Air Group, Inc.	452,971	$28,066,083
Delta Air Lines, Inc.	1,237,536	67,829,348

		$95,895,431
Alcoholic Beverages - 0.5%
Molson Coors Brewing Co.	503,744	$37,947,036

Apparel Manufacturers - 1.4%
Hanesbrands, Inc.	2,587,477	$47,661,326
PVH Corp.	366,439	55,489,858

		$103,151,184
Automotive - 2.0%
Adient PLC	722,974	$43,204,926
Goodyear Tire & Rubber Co.	1,227,004	32,613,766
Harley-Davidson, Inc.	908,228	38,944,817
LKQ Corp. (a)	789,188	29,949,685

		$144,713,194
Broadcasting - 0.7%
Interpublic Group of Companies, Inc.	2,302,084	$53,016,995

Brokerage & Asset Managers - 4.6%
Apollo Global Management LLC, “A”	1,428,000	$42,297,360
Invesco Ltd.	2,192,406	70,178,916
NASDAQ, Inc.	1,068,233	92,103,049
Raymond James Financial, Inc.	719,021	64,287,668
TD Ameritrade Holding Corp.	1,086,713	64,366,011

		$333,233,004
Business Services - 3.9%
Amdocs Ltd.	967,643	$64,561,141
Brenntag AG	473,904	28,164,456
Cotiviti Holdings, Inc. (a)	547,166	18,844,397

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Fidelity National Information Services, Inc.	778,003	$74,921,689
First Data Corp. (a)	2,809,741	44,955,856
Global Payments, Inc.	433,616	48,356,856

		$279,804,395
Cable TV - 0.3%
Altice USA, Inc. (a)(l)	1,156,334	$21,369,052

Chemicals - 2.6%
Celanese Corp.	593,783	$59,502,995
Eastman Chemical Co.	699,742	73,878,760
PPG Industries, Inc.	492,584	54,972,374

		$188,354,129
Computer Software - 0.6%
Check Point Software Technologies Ltd. (a)	460,458	$45,741,898

Computer Software - Systems - 2.3%
NCR Corp. (a)	1,354,441	$42,691,980
NICE Systems Ltd., ADR (a)	512,058	48,097,608
Verint Systems, Inc. (a)	531,523	22,642,880
Xerox Corp.	1,756,100	50,540,558

		$163,973,026
Construction - 2.2%
Owens Corning	634,533	$51,016,453
Stanley Black & Decker, Inc.	546,806	83,770,679
Toll Brothers, Inc.	617,748	26,717,601

		$161,504,733
Consumer Products - 1.1%
Coty, Inc., “A”	2,062,791	$37,749,076
Newell Brands, Inc.	1,700,886	43,338,575

		$81,087,651
Containers - 2.2%
Berry Global Group, Inc. (a)	1,175,632	$64,436,390
Graphic Packaging Holding Co.	3,298,377	50,630,087
Sealed Air Corp.	948,195	40,573,264

		$155,639,741
Electrical Equipment - 2.3%
HD Supply Holdings, Inc. (a)	1,789,083	$67,877,809
Sensata Technologies Holding PLC (a)	997,529	51,701,928

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
TE Connectivity Ltd.	497,572	$49,707,443

		$169,287,180
Electronics - 3.0%
Analog Devices, Inc.	726,424	$66,199,019
Keysight Technologies, Inc. (a)	1,094,871	57,360,291
Marvell Technology Group Ltd.	1,591,328	33,417,888
Maxim Integrated Products, Inc.	1,038,635	62,546,600

		$219,523,798
Energy - Independent - 5.4%
Andeavor	577,419	$58,065,255
Cabot Oil & Gas Corp.	2,200,489	52,767,726
Concho Resources, Inc. (a)	217,119	32,639,499
Energen Corp. (a)	914,348	57,475,915
EQT Corp.	792,049	37,630,248
Hess Corp.	1,068,946	54,110,047
PDC Energy, Inc. (a)	663,247	32,519,000
Pioneer Natural Resources Co.	364,965	62,693,688

		$387,901,378
Engineering - Construction - 0.6%
KBR, Inc.	2,484,992	$40,232,020

Entertainment - 0.2%
Madison Square Garden Co., “A” (a)	59,539	$14,634,686

Food & Beverages - 4.5%
Archer Daniels Midland Co.	1,260,777	$54,679,899
Cal-Maine Foods, Inc. (a)	136,529	5,966,317
Coca-Cola European Partners PLC	1,136,697	47,354,797
J.M. Smucker Co.	418,115	51,850,441
Pinnacle Foods, Inc.	1,467,788	79,407,331
TreeHouse Foods, Inc. (a)	732,000	28,013,640
Tyson Foods, Inc., “A”	818,890	59,934,559

		$327,206,984
Food & Drug Stores - 0.8%
Kroger Co.	1,632,129	$39,073,169
Tesco PLC	6,644,056	19,193,206

		$58,266,375
Furniture & Appliances - 0.8%
Whirlpool Corp.	377,980	$57,872,518

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd.	408,831	$48,135,762

Insurance - 6.3%
Arthur J. Gallagher & Co.	839,756	$57,716,430
Assurant, Inc.	589,119	53,851,368
Athene Holding Ltd. (a)	735,953	35,185,913
Brighthouse Financial, Inc. (a)	240,274	12,350,083
Everest Re Group Ltd.	222,320	57,096,222
Hanover Insurance Group, Inc.	430,803	50,787,366
Hartford Financial Services Group, Inc.	1,878,753	96,793,354
Lincoln National Corp.	579,396	42,330,672
Unum Group	1,008,344	48,007,258

		$454,118,666
Leisure & Toys - 0.5%
Brunswick Corp.	597,955	$35,512,547

Machinery & Tools - 2.6%
Eaton Corp. PLC	859,617	$68,691,994
Gates Industrial Corp. PLC (a)	2,100,078	36,772,366
ITT, Inc.	914,611	44,797,647
Regal Beloit Corp.	521,135	38,225,252

		$188,487,259
Major Banks - 3.7%
Comerica, Inc.	878,472	$84,271,819
Huntington Bancshares, Inc.	5,791,644	87,453,824
KeyCorp	4,811,802	94,070,729

		$265,796,372
Medical & Health Technology & Services - 2.9%
AmerisourceBergen Corp.	465,388	$40,121,100
LifePoint Health, Inc. (a)	629,979	29,609,013
Premier, Inc., “A” (a)	1,001,524	31,357,717
Quest Diagnostics, Inc.	509,438	51,096,631
Universal Health Services, Inc.	468,762	55,506,108

		$207,690,569
Medical Equipment - 2.8%
Dentsply Sirona, Inc.	625,017	$31,444,605
PerkinElmer, Inc.	523,229	39,618,900
Steris PLC	631,779	58,982,887
Zimmer Biomet Holdings, Inc.	641,136	69,909,470

		$199,955,862

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 1.3%
NiSource, Inc.	1,621,672	$38,774,177
Sempra Energy	472,144	52,511,856

		$91,286,033
Natural Gas - Pipeline - 0.8%
Plains GP Holdings LP	2,636,619	$57,346,463

Network & Telecom - 0.8%
Motorola Solutions, Inc.	524,959	$55,278,183

Oil Services - 1.5%
Forum Energy Technologies, Inc. (a)	1,827,123	$20,098,353
Frank’s International N.V.	3,701,943	20,101,550
NOW, Inc. (a)	1,894,089	19,357,590
Oil States International, Inc. (a)	1,079,919	28,293,878
Patterson-UTI Energy, Inc.	1,230,203	21,540,854

		$109,392,225
Other Banks & Diversified Financials - 7.1%
Citizens Financial Group, Inc.	1,656,712	$69,548,770
Discover Financial Services	947,758	68,172,233
Element Fleet Management Corp.	3,658,668	11,785,208
Fifth Third Bancorp	2,615,583	83,044,760
M&T Bank Corp.	363,269	66,972,273
Northern Trust Corp.	651,448	67,183,832
SunTrust Banks, Inc.	1,290,824	87,827,665
Wintrust Financial Corp.	653,911	56,269,041

		$510,803,782
Pharmaceuticals - 0.7%
Mylan N.V. (a)	1,252,774	$51,576,706

Pollution Control - 0.7%
Clean Harbors, Inc. (a)	1,046,060	$51,058,189

Railroad & Shipping - 0.8%
Kansas City Southern Co.	494,093	$54,276,116

Real Estate - 6.1%
Annaly Mortgage Management, Inc., REIT	2,304,358	$24,034,454
Brixmor Property Group Inc., REIT	2,913,546	44,431,577
EPR Properties, REIT	787,222	43,612,099
Life Storage, Inc., REIT	877,677	73,303,583
Medical Properties Trust, Inc., REIT	4,903,260	63,742,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Mid-America Apartment Communities, Inc., REIT	585,900	$53,457,516
Realogy Holdings Corp.	974,251	26,577,567
Sun Communities, Inc., REIT	532,850	48,686,505
Washington Prime Group, Inc., REIT	3,400,044	22,678,293
Weyerhaeuser Co., REIT	1,167,521	40,863,235

		$441,387,209
Restaurants - 0.9%
Aramark	1,146,115	$45,340,309
Dave & Buster’s, Inc. (a)	482,817	20,152,782

		$65,493,091
Specialty Chemicals - 2.1%
Axalta Coating Systems Ltd. (a)	1,507,934	$45,524,527
RPM International, Inc.	1,184,004	56,441,471
Univar, Inc. (a)	1,693,167	46,985,384

		$148,951,382
Specialty Stores - 2.2%
L Brands, Inc.	1,103,220	$42,154,036
Michaels Co., Inc. (a)	1,395,884	27,512,874
Tractor Supply Co.	709,613	44,719,811
Urban Outfitters, Inc. (a)	1,198,098	44,281,702

		$158,668,423
Trucking - 0.3%
Schneider National, Inc.	833,398	$21,718,352

Utilities - Electric Power - 6.9%
AES Corp.	3,004,603	$34,162,336
CMS Energy Corp.	1,368,997	62,001,874
DTE Energy Co.	634,742	66,267,065
Eversource Energy	1,008,010	59,391,949
FirstEnergy Corp.	1,138,192	38,709,910
Pinnacle West Capital Corp.	731,403	58,365,960
Public Service Enterprise Group, Inc.	1,471,018	73,903,944
Southern Co.	1,273,486	56,873,885
WEC Energy Group, Inc.	747,473	46,866,557

		$496,543,480
Total Common Stocks (Identified Cost, $5,923,604,519)		$7,054,877,979

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 1.6%
Issuer	Shares/Par	Value ($)
Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 1.71% (v) (Identified Cost, $113,231,912)	113,250,012	$113,238,687

Collateral for Securities Loaned - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j) (Identified Cost, $1,374,619)	1,374,619	$1,374,619

Other Assets, Less Liabilities - 0.6%		40,021,604
Net Assets - 100.0%		$7,209,512,889

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $113,238,687 and $7,056,252,598, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $5,768,717 of securities on loan (identified cost, $5,924,979,138)	$7,056,252,598
Investments in affiliated issuers, at value (identified cost, $113,231,912)	113,238,687
Cash	2,335,624
Receivables for
Investments sold	8,192,470
Fund shares sold	30,427,813
Interest and dividends	9,573,604
Other assets	21,174
Total assets	$7,220,041,970
Liabilities
Payables for
Fund shares reacquired	$6,201,066
Collateral for securities loaned, at value (c)	1,374,619
Payable to affiliates
Investment adviser	514,083
Shareholder servicing costs	2,199,638
Distribution and service fees	65,445
Program manager fee	50
Payable for independent Trustees’ compensation	11,393
Accrued expenses and other liabilities	162,787
Total liabilities	$10,529,081
Net assets	$7,209,512,889
Net assets consist of
Paid-in capital	$5,861,039,794
Unrealized appreciation (depreciation)	1,131,285,299
Accumulated net realized gain (loss)	202,587,138
Undistributed net investment income	14,600,658
Net assets	$7,209,512,889
Shares of beneficial interest outstanding	311,769,638

(c)	Non-cash collateral is not included.

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,049,273,400	46,063,147	$22.78
Class B	20,860,215	969,956	21.51
Class C	149,351,372	6,973,181	21.42
Class I	1,212,325,929	51,954,665	23.33
Class R1	13,282,589	630,145	21.08
Class R2	124,399,741	5,595,665	22.23
Class R3	442,155,810	19,482,569	22.69
Class R4	407,545,126	17,812,341	22.88
Class R6	3,781,102,957	161,868,512	23.36
Class 529A	6,650,415	296,781	22.41
Class 529B	184,612	8,858	20.84
Class 529C	2,380,723	113,818	20.92

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $24.17 [100 / 94.25 x $22.78] and $23.78 [100 / 94.25 x $22.41], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$65,752,235
Dividends from affiliated issuers	739,942
Income on securities loaned	86,128
Foreign taxes withheld	(64,060)
Total investment income	$66,514,245
Expenses
Management fee	$23,531,191
Distribution and service fees	3,196,076
Shareholder servicing costs	2,710,376
Program manager fees	3,286
Administrative services fee	310,168
Independent Trustees’ compensation	45,556
Custodian fee	80,090
Shareholder communications	165,520
Audit and tax fees	18,912
Legal fees	35,448
Miscellaneous	225,118
Total expenses	$30,321,741
Reduction of expenses by investment adviser and distributor	(318,448)
Net expenses	$30,003,293
Net investment income (loss)	$36,510,952
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$278,992,787
Affiliated issuers	(3,423)
Foreign currency	87,462
Net realized gain (loss)	$279,076,826
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$(140,473,314)
Affiliated issuers	(3,278)
Translation of assets and liabilities in foreign currencies	3,463
Net unrealized gain (loss)	$(140,473,129)
Net realized and unrealized gain (loss)	$138,603,697
Change in net assets from operations	$175,114,649

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/18 (unaudited)	Year ended 9/30/17
From operations
Net investment income (loss)	$36,510,952	$50,711,574
Net realized gain (loss)	279,076,826	146,475,127
Net unrealized gain (loss)	(140,473,129)	592,838,194
Change in net assets from operations	$175,114,649	$790,024,895
Distributions declared to shareholders
From net investment income	$(46,000,669)	$(75,000,021)
From net realized gain	(203,190,804)	(3,721,100)
Total distributions declared to shareholders	$(249,191,473)	$(78,721,121)
Change in net assets from fund share transactions	$483,669,101	$616,430,520
Total change in net assets	$409,592,277	$1,327,734,294
Net assets
At beginning of period	6,799,920,612	5,472,186,318
At end of period (including undistributed net investment income of $14,600,658 and $24,090,375, respectively)	$7,209,512,889	$6,799,920,612

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/18		Year ended
Class A			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$22.99		$20.49		$18.91	$20.14	$18.74	$14.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.13	(c)	$0.18	$0.11	$0.11	$0.14
Net realized and unrealized gain (loss)	0.48		2.62		2.25	(0.03)	2.32	4.21
Total from investment operations	$0.57		$2.75		$2.43	$0.08	$2.43	$4.35
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)		$(0.06)	$(0.09)	$(0.10)	$(0.13)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.78)		$(0.25)		$(0.85)	$(1.31)	$(1.03)	$(0.13)
Net asset value, end of period (x)	$22.78		$22.99		$20.49	$18.91	$20.14	$18.74
Total return (%) (r)(s)(t)(x)	2.44	(n)	13.51	(c)	13.36	0.14	13.39	30.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.12	(c)	1.18	1.24	1.21	1.22
Expenses after expense reductions (f)	1.07	(a)	1.10	(c)	1.15	1.22	1.20	1.21
Net investment income (loss)	0.77	(a)	0.60	(c)	0.93	0.52	0.54	0.86
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$1,049,273		$1,103,067		$1,038,447	$749,577	$543,583	$300,046

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class B			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$21.73		$19.38		$18.01	$19.29	$18.02	$13.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03	)(c)	$0.03	$(0.05)	$(0.04)	$0.02
Net realized and unrealized gain (loss)	0.46		2.48		2.13	(0.01)	2.24	4.05
Total from investment operations	$0.46		$2.45		$2.16	$(0.06)	$2.20	$4.07
Less distributions declared to shareholders
From net investment income	$—		$(0.09)		$—	$—	$—	$(0.02)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.68)		$(0.10)		$(0.79)	$(1.22)	$(0.93)	$(0.02)
Net asset value, end of period (x)	$21.51		$21.73		$19.38	$18.01	$19.29	$18.02
Total return (%) (r)(s)(t)(x)	2.09	(n)	12.69	(c)	12.48	(0.61)	12.55	29.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.87	(c)	1.93	1.98	1.95	1.96
Expenses after expense reductions (f)	1.82	(a)	1.85	(c)	1.90	1.96	1.95	1.96
Net investment income (loss)	0.03	(a)	(0.15	)(c)	0.16	(0.23)	(0.22)	0.13
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$20,860		$22,267		$20,593	$18,983	$18,603	$16,351

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class C			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$21.65		$19.33		$17.97	$19.25	$17.99	$13.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03	)(c)	$0.03	$(0.04)	$(0.04)	$0.02
Net realized and unrealized gain (loss)	0.45		2.48		2.12	(0.02)	2.23	4.05
Total from investment operations	$0.45		$2.45		$2.15	$(0.06)	$2.19	$4.07
Less distributions declared to shareholders
From net investment income	$—		$(0.12)		$—	$—	$—	$(0.04)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.68)		$(0.13)		$(0.79)	$(1.22)	$(0.93)	$(0.04)
Net asset value, end of period (x)	$21.42		$21.65		$19.33	$17.97	$19.25	$17.99
Total return (%) (r)(s)(t)(x)	2.05	(n)	12.72	(c)	12.45	(0.61)	12.52	29.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.87	(c)	1.93	1.99	1.96	1.96
Expenses after expense reductions (f)	1.82	(a)	1.85	(c)	1.90	1.97	1.95	1.96
Net investment income (loss)	0.03	(a)	(0.15	)(c)	0.18	(0.23)	(0.22)	0.11
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$149,351		$157,336		$148,518	$100,983	$80,434	$41,250

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class I			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$23.56		$20.99		$19.35	$20.58	$19.11	$14.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.19	(c)	$0.24	$0.16	$0.16	$0.17
Net realized and unrealized gain (loss)	0.49		2.68		2.30	(0.03)	2.38	4.31
Total from investment operations	$0.61		$2.87		$2.54	$0.13	$2.54	$4.48
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.29)		$(0.11)	$(0.14)	$(0.14)	$(0.17)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.84)		$(0.30)		$(0.90)	$(1.36)	$(1.07)	$(0.17)
Net asset value, end of period (x)	$23.33		$23.56		$20.99	$19.35	$20.58	$19.11
Total return (%) (r)(s)(t)(x)	2.55	(n)	13.79	(c)	13.66	0.36	13.69	30.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.87	(c)	0.93	0.99	0.97	0.93
Expenses after expense reductions (f)	0.82	(a)	0.85	(c)	0.90	0.97	0.96	0.93
Net investment income (loss)	1.05	(a)	0.85	(c)	1.20	0.77	0.79	1.13
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$1,212,326		$1,077,307		$771,101	$370,299	$212,389	$38,232

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R1			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$21.31		$19.04		$17.70	$18.98	$17.80	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03	)(c)	$0.03	$(0.04)	$(0.04)	$0.02
Net realized and unrealized gain (loss)	0.45		2.42		2.10	(0.02)	2.20	4.01
Total from investment operations	$0.45		$2.39		$2.13	$(0.06)	$2.16	$4.03
Less distributions declared to shareholders
From net investment income	$—		$(0.11)		$—	$—	$(0.05)	$(0.02)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.68)		$(0.12)		$(0.79)	$(1.22)	$(0.98)	$(0.02)
Net asset value, end of period (x)	$21.08		$21.31		$19.04	$17.70	$18.98	$17.80
Total return (%) (r)(s)(t)(x)	2.08	(n)	12.64	(c)	12.53	(0.62)	12.49	29.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.87	(c)	1.93	1.99	1.96	1.96
Expenses after expense reductions (f)	1.82	(a)	1.85	(c)	1.90	1.97	1.95	1.96
Net investment income (loss)	0.04	(a)	(0.14	)(c)	0.17	(0.23)	(0.19)	0.13
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$13,283		$13,470		$11,351	$8,492	$6,773	$1,749

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R2			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$22.42		$20.00		$18.49	$19.75	$18.40	$14.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.08	(c)	$0.13	$0.05	$0.06	$0.10
Net realized and unrealized gain (loss)	0.46		2.55		2.19	(0.02)	2.28	4.14
Total from investment operations	$0.52		$2.63		$2.32	$0.03	$2.34	$4.24
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.20)		$(0.02)	$(0.07)	$(0.06)	$(0.09)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.71)		$(0.21)		$(0.81)	$(1.29)	$(0.99)	$(0.09)
Net asset value, end of period (x)	$22.23		$22.42		$20.00	$18.49	$19.75	$18.40
Total return (%) (r)(s)(t)(x)	2.31	(n)	13.23	(c)	13.07	(0.12)	13.07	29.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.37	(c)	1.43	1.49	1.46	1.46
Expenses after expense reductions (f)	1.32	(a)	1.35	(c)	1.40	1.47	1.45	1.46
Net investment income (loss)	0.53	(a)	0.36	(c)	0.69	0.27	0.28	0.62
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$124,400		$138,364		$147,344	$59,947	$38,353	$20,018

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R3			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$22.91		$20.42		$18.85	$20.10	$18.72	$14.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.13	(c)	$0.18	$0.11	$0.11	$0.14
Net realized and unrealized gain (loss)	0.47		2.61		2.24	(0.03)	2.32	4.21
Total from investment operations	$0.56		$2.74		$2.42	$0.08	$2.43	$4.35
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)		$(0.06)	$(0.11)	$(0.12)	$(0.14)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.78)		$(0.25)		$(0.85)	$(1.33)	$(1.05)	$(0.14)
Net asset value, end of period (x)	$22.69		$22.91		$20.42	$18.85	$20.10	$18.72
Total return (%) (r)(s)(t)(x)	2.41	(n)	13.52	(c)	13.38	0.13	13.38	30.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.12	(c)	1.18	1.24	1.22	1.24
Expenses after expense reductions (f)	1.07	(a)	1.10	(c)	1.15	1.22	1.22	1.23
Net investment income (loss)	0.79	(a)	0.61	(c)	0.94	0.52	0.56	0.79
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$442,156		$404,189		$384,495	$198,248	$118,084	$24,496

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R4			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$23.11		$20.59		$19.01	$20.23	$18.82	$14.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.19	(c)	$0.23	$0.16	$0.15	$0.18
Net realized and unrealized gain (loss)	0.48		2.63		2.25	(0.02)	2.33	4.24
Total from investment operations	$0.60		$2.82		$2.48	$0.14	$2.48	$4.42
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.29)		$(0.11)	$(0.14)	$(0.14)	$(0.17)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.83)		$(0.30)		$(0.90)	$(1.36)	$(1.07)	$(0.17)
Net asset value, end of period (x)	$22.88		$23.11		$20.59	$19.01	$20.23	$18.82
Total return (%) (r)(s)(t)(x)	2.59	(n)	13.80	(c)	13.59	0.43	13.61	30.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.87	(c)	0.93	1.00	0.97	0.99
Expenses after expense reductions (f)	0.82	(a)	0.85	(c)	0.90	0.98	0.97	0.98
Net investment income (loss)	1.02	(a)	0.85	(c)	1.19	0.78	0.76	0.99
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$407,545		$519,736		$528,263	$325,087	$123,055	$21,747

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R6			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13 (i)
	(unaudited)
Net asset value, beginning of period	$23.60		$21.02		$19.38	$20.58	$19.12	$16.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.23	(c)	$0.26	$0.19	$0.18	$0.14
Net realized and unrealized gain (loss)	0.49		2.67		2.30	(0.01)	2.36	2.76	(g)
Total from investment operations	$0.63		$2.90		$2.56	$0.18	$2.54	$2.90
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.31)		$(0.13)	$(0.16)	$(0.15)	$—
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.87)		$(0.32)		$(0.92)	$(1.38)	$(1.08)	$—
Net asset value, end of period (x)	$23.36		$23.60		$21.02	$19.38	$20.58	$19.12
Total return (%) (r)(s)(t)(x)	2.65	(n)	13.95	(c)	13.79	0.59	13.72	17.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.72	(c)	0.77	0.83	0.84	0.88	(a)
Expenses after expense reductions (f)	0.68	(a)	0.70	(c)	0.74	0.81	0.84	0.88	(a)
Net investment income (loss)	1.19	(a)	1.01	(c)	1.34	0.92	0.89	1.22	(a)
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$3,781,103		$3,354,746		$2,414,700	$1,684,183	$1,391,433	$1,085,101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class 529A			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$22.63		$20.17		$18.63	$19.85	$18.48	$14.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.12	(c)	$0.17	$0.10	$0.10	$0.14
Net realized and unrealized gain (loss)	0.47		2.58		2.21	(0.02)	2.29	4.14
Total from investment operations	$0.56		$2.70		$2.38	$0.08	$2.39	$4.28
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)		$(0.05)	$(0.08)	$(0.09)	$(0.13)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.78)		$(0.24)		$(0.84)	$(1.30)	$(1.02)	$(0.13)
Net asset value, end of period (x)	$22.41		$22.63		$20.17	$18.63	$19.85	$18.48
Total return (%) (r)(s)(t)(x)	2.43	(n)	13.50	(c)	13.27	0.13	13.35	30.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.22	(c)	1.28	1.33	1.30	1.31
Expenses after expense reductions (f)	1.11	(a)	1.14	(c)	1.18	1.25	1.23	1.24
Net investment income (loss)	0.75	(a)	0.57	(c)	0.88	0.48	0.50	0.84
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$6,650		$6,637		$5,317	$4,628	$4,149	$3,047

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class 529B			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$21.09		$18.79		$17.50	$18.78	$17.58	$13.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.04	)(c)	$0.02	$(0.05)	$(0.05)	$0.01
Net realized and unrealized gain (loss)	0.43		2.41		2.06	(0.01)	2.18	3.96
Total from investment operations	$0.43		$2.37		$2.08	$(0.06)	$2.13	$3.97
Less distributions declared to shareholders
From net investment income	$—		$(0.06)		$—	$—	$—	$(0.02)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.68)		$(0.07)		$(0.79)	$(1.22)	$(0.93)	$(0.02)
Net asset value, end of period (x)	$20.84		$21.09		$18.79	$17.50	$18.78	$17.58
Total return (%) (r)(s)(t)(x)	2.01	(n)	12.67	(c)	12.38	(0.63)	12.47	29.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.97	(c)	2.03	2.08	2.05	2.06
Expenses after expense reductions (f)	1.87	(a)	1.90	(c)	1.95	2.01	2.00	2.00
Net investment income (loss)	(0.02	)(a)	(0.20	)(c)	0.12	(0.28)	(0.27)	0.09
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$185		$251		$297	$266	$305	$251

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class 529C			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$21.16		$18.89		$17.57	$18.85	$17.64	$13.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.04	)(c)	$0.02	$(0.05)	$(0.05)	$0.01
Net realized and unrealized gain (loss)	0.44		2.41		2.09	(0.01)	2.19	3.97
Total from investment operations	$0.44		$2.37		$2.11	$(0.06)	$2.14	$3.98
Less distributions declared to shareholders
From net investment income	$—		$(0.09)		$—	$—	$—	$(0.03)
From net realized gain	(0.68)		(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.68)		$(0.10)		$(0.79)	$(1.22)	$(0.93)	$(0.03)
Net asset value, end of period (x)	$20.92		$21.16		$18.89	$17.57	$18.85	$17.64
Total return (%) (r)(s)(t)(x)	2.05	(n)	12.63	(c)	12.51	(0.63)	12.48	29.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.97	(c)	2.03	2.08	2.05	2.07
Expenses after expense reductions (f)	1.87	(a)	1.90	(c)	1.94	2.01	2.00	2.01
Net investment income (loss)	(0.02	)(a)	(0.19	)(c)	0.11	(0.28)	(0.27)	0.08
Portfolio turnover	17	(n)	29		27	36	34	35
Net assets at end of period (000 omitted)	$2,381		$2,551		$1,761	$1,663	$1,496	$1,215

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, February 1, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign

Notes to Financial Statements (unaudited) – continued

currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,054,877,979	$—	$—	$7,054,877,979
Mutual Funds	114,613,306	—	—	114,613,306
Total	$7,169,491,285	$—	$—	$7,169,491,285

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $5,768,717. The fair value of the fund’s investment securities on loan and a related liability of $1,374,619 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $4,521,507. The collateral on securities loaned exceeded

Notes to Financial Statements (unaudited) – continued

the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/17
Ordinary income (including any short-term capital gains)	$78,721,121

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/18
Cost of investments	$6,041,749,728
Gross appreciation	1,409,534,028
Gross depreciation	(281,792,471)
Net unrealized appreciation (depreciation)	$1,127,741,557

As of 9/30/17
Undistributed ordinary income	65,372,568
Undistributed long-term capital gain	88,324,309
Other temporary differences	1,601
Net unrealized appreciation (depreciation)	1,268,851,441

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to

Notes to Financial Statements (unaudited) – continued

Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 3/31/18	Year ended 9/30/17	Six months ended 3/31/18	Year ended 9/30/17
Class A	$4,389,421	$12,019,887	$31,063,138	$698,200
Class B	—	91,507	673,614	14,058
Class C	—	908,899	4,794,790	107,296
Class I	7,316,336	12,016,414	31,929,269	572,092
Class R1	—	70,133	436,481	8,424
Class R2	193,736	1,462,366	3,990,009	101,631
Class R3	1,701,494	4,385,056	11,816,078	253,412
Class R4	3,320,453	7,284,478	14,709,626	351,151
Class R6	29,051,416	36,687,639	103,492,263	1,609,537
Class 529A	27,813	63,854	198,620	3,804
Class 529B	—	811	6,776	182
Class 529C	—	8,977	80,140	1,313
Total	$46,000,669	$75,000,021	$203,190,804	$3,721,100

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2018, this management fee reduction amounted to $311,474, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $199,561 and $1,873 for the six months ended March 31, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,348,197
Class B	0.75%	0.25%	1.00%	1.00%	109,535
Class C	0.75%	0.25%	1.00%	1.00%	778,064
Class R1	0.75%	0.25%	1.00%	1.00%	67,981
Class R2	0.25%	0.25%	0.50%	0.50%	332,214
Class R3	—	0.25%	0.25%	0.25%	537,998
Class 529A	—	0.25%	0.25%	0.24%	8,412
Class 529B	0.75%	0.25%	1.00%	1.00%	1,105
Class 529C	0.75%	0.25%	1.00%	1.00%	12,570
Total Distribution and Service Fees					$3,196,076

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2018, this rebate amounted to $4,689, $84, $174, $3, $194, $418, $464, and $28 for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2018, were as follows:

Amount
Class A	$15,394
Class B	13,688
Class C	8,429
Class 529B	307
Class 529C	87

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through

Notes to Financial Statements (unaudited) – continued

which an investment in the fund’s 529 share classes is made. For the period from October 1, 2017 through December 10, 2017, the fund had entered into an agreement with MFD pursuant to which MFD received an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement terminated on December 10, 2017. For the period from October 1, 2017 through December 10, 2017, this waiver amounted to $920 and is included in the reduction of total expenses in the Statement of Operations. Effective December 11, 2017, the fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The program manager fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2018, were as follows:

	Fee	Waiver
Class 529A	$2,329	$647
Class 529B	79	24
Class 529C	878	249
Total Program Manager Fees and Waivers	$3,286	$920

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2018, the fee was $156,388, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,553,988.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.0087% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2018, the fee paid by the fund under this agreement was $5,771 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2018, the fund engaged in purchase transactions pursuant to this policy, which amounted to $209,987.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended March 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $1,477,507,654 and $1,210,405,356, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/18		Year ended 9/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,693,811	$132,371,813	17,696,319	$384,002,610
Class B	36,412	800,576	224,867	4,619,350
Class C	437,249	9,576,316	1,974,673	40,247,291
Class I	12,741,664	305,497,005	36,853,650	818,047,376
Class R1	100,785	2,167,391	301,802	6,066,447
Class R2	773,463	17,525,492	1,847,688	39,021,830
Class R3	4,752,620	109,671,602	6,068,248	131,083,146
Class R4	2,198,756	51,336,611	6,960,820	151,717,900
Class R6	28,818,171	687,432,350	51,905,260	1,164,721,290
Class 529A	18,798	430,646	81,222	1,725,328
Class 529B	471	9,990	2,437	47,921
Class 529C	3,691	78,497	43,418	873,120
	55,575,891	$1,316,898,289	123,960,404	$2,742,173,609

Shares issued to shareholders in reinvestment of distributions
Class A	1,337,744	$30,861,744	492,452	$10,572,939
Class B	30,263	660,349	5,050	103,066
Class C	203,368	4,419,184	44,179	898,153
Class I	1,400,371	33,062,758	482,167	10,588,395
Class R1	20,406	436,481	3,924	78,557
Class R2	150,752	3,396,433	60,356	1,266,276
Class R3	588,230	13,517,522	216,852	4,638,468
Class R4	677,374	15,681,208	309,118	6,658,394
Class R6	5,533,966	130,767,614	1,714,207	37,661,117
Class 529A	9,979	226,433	3,200	67,658
Class 529B	320	6,776	50	993
Class 529C	3,775	80,140	518	10,290
	9,956,548	$233,116,642	3,332,073	$72,544,306

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/18		Year ended 9/30/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(8,953,323)	$(209,492,216)	(20,896,623)	$(454,448,413)
Class B	(121,305)	(2,678,112)	(267,677)	(5,468,633)
Class C	(936,116)	(20,517,694)	(2,431,920)	(50,093,018)
Class I	(7,915,007)	(188,578,146)	(28,353,048)	(638,552,189)
Class R1	(123,069)	(2,662,073)	(269,973)	(5,487,488)
Class R2	(1,500,090)	(34,118,044)	(3,104,516)	(65,805,701)
Class R3	(3,502,608)	(81,248,993)	(7,473,811)	(162,176,479)
Class R4	(7,549,539)	(176,132,043)	(10,438,265)	(228,417,895)
Class R6	(14,627,483)	(349,949,866)	(26,377,465)	(586,212,912)
Class 529A	(25,262)	(580,287)	(54,755)	(1,170,570)
Class 529B	(3,821)	(81,310)	(6,386)	(124,551)
Class 529C	(14,222)	(307,046)	(16,612)	(329,546)
	(45,271,845)	$(1,066,345,830)	(99,691,051)	$(2,198,287,395)

Net change
Class A	(1,921,768)	$(46,258,659)	(2,707,852)	$(59,872,864)
Class B	(54,630)	(1,217,187)	(37,760)	(746,217)
Class C	(295,499)	(6,522,194)	(413,068)	(8,947,574)
Class I	6,227,028	149,981,617	8,982,769	190,083,582
Class R1	(1,878)	(58,201)	35,753	657,516
Class R2	(575,875)	(13,196,119)	(1,196,472)	(25,517,595)
Class R3	1,838,242	41,940,131	(1,188,711)	(26,454,865)
Class R4	(4,673,409)	(109,114,224)	(3,168,327)	(70,041,601)
Class R6	19,724,654	468,250,098	27,242,002	616,169,495
Class 529A	3,515	76,792	29,667	622,416
Class 529B	(3,030)	(64,544)	(3,899)	(75,637)
Class 529C	(6,756)	(148,409)	27,324	553,864
	20,260,594	$483,669,101	27,601,426	$616,430,520

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 6%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2018, the fund’s commitment fee and interest expense were $21,794 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		139,845,688	760,962,859	(787,558,535)	113,250,012

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,423)	$(3,278)	$—	$739,942	$113,238,687

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: May 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 16, 2018

*	Print name and title of each signing officer under his or her signature.